GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
4.	GOODWILL AND OTHER INTANGIBLE ASSETS

At December 31, 2012, the gross carrying amount and accumulated amortization of intangible assets, other than goodwill, are as follows:

	Gross Assets	Accumulated Amortization	Net
Trademarks and tradename	$5,988,256	$(109,540)	$5,878,716
Customer lists	1,857,000	-	1,857,000
Technology rights	303,664	(77,779)	225,885
Technology – patent pending	551,559	-	551,559
Other intangibles assets	154,470	(49,106)	105,364

Total	$8,854,949	(236,425)	$8,618,524

At December 31, 2011, the gross carrying amount and accumulated amortization of intangible assets, other than goodwill, are as follows:

	Gross Assets	Accumulated Amortization	Net
Trademarks and tradename	$6,266,684	$-	$6,266,684
Customer lists	1,857,000	-	1,857,000
Technology rights	303,664	(51,269)	252,395
Technology – patent pending	551,559	-	551,559
Other intangibles assets	74,127	(34,724)	39,403

Total	$9,053,034	$(85,993)	$8,967,041

Amortization expenses from continuing operations for the years ended December 31, 2012 and 2011 amounted to approximately $150,432 and $258,805, respectively.

As of December 31, 2012 and 2011, the carrying amount of goodwill was $13,048,474. The estimated fair value of our goodwill could change if the Company is unable to achieve operating results at the levels that have been forecasted, the market valuation of our business decreases based on transactions involving similar companies, or there is a permanent, negative change in the market demand for the services offered by the Company. These changes could result in an impairment of the existing goodwill balance that could require a material non-cash charge to our results of operations.

Trademarks and tradename

As of December 31, 2012, $4,892,856 of costs related to CUI and $1,095,400 of costs related to the V-Infinity trademarks and trade names have been capitalized. The Intangible, trademark and trade name CUI was determined to have an indefinite life and is reviewed regularly for impairment by management, which includes an annual test for impairment. During 2012, management determined that an impairment of $278,428 related to the Intangible, trademark and trade name V-Infinity was necessary. As a result of this evaluation and the impairment, management determined the trademark and trade name V-Infinity no longer has an indefinite life, and will instead be amortized over the estimated remaining useful life of 5 years.

Customer lists

As of December 31, 2012, CUI Global has $1,857,000 of capitalized costs related to Intangible, customer list. Intangible, customer list is reviewed regularly for impairment by management. The customer lists were determined to have an indefinite life and are not amortized but tested annually for impairment. Among other factors, this review includes consideration of the revenues and related cash flows associated with customers that existed at the time of the acquisition of the Intangible, customer list. This review determined that the total net revenues and related cash flows associated with customers that existed at the time of the acquisition of the intangible, customer list have increased as compared with their pre-acquisition comparable revenues and maintains a back log of customer orders indicating that this will continue based on historical company experience.

Technology rights

As of December 31, 2012, CUI Global has $303,664 of capitalized costs related to technology rights. Technology rights are amortized over a twenty year life. In an effort to concentrate our business focus on our core product development and marketing, in December 2011, we conveyed our WayCool and WayFast patent portfolio to Olantra Fund X LLC for a cash payment of $500,000 and recognized a gain on sale of technology rights in 2011 of $143,636.

Technology – patents pending

As of December 31, 2012, CUI Global has $551,559 of capitalized costs related to Intangible, patent pending technology. Intangible, patent pending technology is reviewed regularly for impairment by management.

Debt Offering Costs

As of December 31, 2012, $220,000 of debt offering costs related to payments issued in efforts to secure debt financing for the Company have been capitalized. The debt offering costs are amortized over the life of the applicable loan. The net balance of debt offering costs as of December 31, 2012 is $42,778.